Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation	During 2020, CFE acquired the following products from Pemex Industrial Transformation:

Product	2020
Heavy fuel oil	Ps.	6,258,996
Industrial diesel		3,426,200
Fuel oil		456,960
Transport of Natural Gas		364,512
Other		303,278
Natural Gas		263,993
Freights		189,983

Total	Ps.	11,263,922

Summary of Retirement and Former Employee Benefits Granted	Retirement
,
post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2020		2019	2018
Retirement	Ps.	7,233	15,549	12,403
Post-employment		354	349	782
Long-term		3,702	2,698	3,312

	Ps.	11,289	18,596	16,497